Interest-bearing loans and borrowings - Schedule and maturity of borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 12, 2018	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		$ 848,710	$ 1,085,562
New loans		973,550	476,014
Scheduled repayments		(84,493)	(43,743)
Early repayments		(1,031,401)	(667,250)
Acquisitions through business combinations (Note 24)		1,312,446
Other changes		(310,644)	(1,873)
Carrying amount of liability at the end of the period		1,708,168	848,710
More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		157,180	330,491
Carrying amount of liability at the end of the period		433,662	157,180
Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		644,169	635,952
Carrying amount of liability at the end of the period		1,135,969	644,169
More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		801,349	966,443
Carrying amount of liability at the end of the period		1,569,631	801,349
Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		47,361	119,119
Carrying amount of liability at the end of the period		138,537	47,361
Bank loans
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		701,091	1,085,562
New loans		973,550	326,014
Scheduled repayments		(84,493)	(43,743)
Early repayments		(825,691)	(667,250)
Acquisitions through business combinations (Note 24)		1,106,736
Other changes		(311,191)	508
Carrying amount of liability at the end of the period		1,560,002	701,091
Bank loans | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		157,180	330,491
Carrying amount of liability at the end of the period		433,662	157,180
Bank loans | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		496,550	635,952
Carrying amount of liability at the end of the period		987,803	496,550
Bank loans | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		653,730	966,443
Carrying amount of liability at the end of the period		1,421,465	653,730
Bank loans | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		47,361	119,119
Carrying amount of liability at the end of the period		138,537	47,361
Other notes
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		147,619	0
New loans		0	150,000
Scheduled repayments		0	0
Early repayments	$ (205,700)	(205,710)	0
Acquisitions through business combinations (Note 24)		205,710
Other changes		547	(2,381)
Carrying amount of liability at the end of the period		148,166	147,619
Other notes | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0	0
Carrying amount of liability at the end of the period		0	0
Other notes | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		147,619	0
Carrying amount of liability at the end of the period		148,166	147,619
Other notes | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		147,619	0
Carrying amount of liability at the end of the period		148,166	147,619
Other notes | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period		0	0
Carrying amount of liability at the end of the period		$ 0	$ 0